Document and Entity Information	12 Months Ended
Apr. 30, 2021
Cover [Abstract]
Entity Registrant Name	Slinger Bag Inc.
Entity Central Index Key	0001674440
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false